Other Assets (Notes)	12 Months Ended
Nov. 30, 2016
Other Assets [Abstract]
Other Assets
Other Assets
We have a 40% noncontrolling interest in Grand Bahama Shipyard Ltd. ("Grand Bahama"), a ship repair and maintenance facility. Grand Bahama provided services to us of $58 million in 2016, $33 million in 2015 and $41 million in 2014.